Subsequent Events		6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events
NOTE 8. SUBSEQUENT EVENTS
The Company has evaluated subsequent events to determine if events or transactions occurring after the balance sheet date through January 27, 2021, the date the financial statements were issued, require potential adjustment to or disclosure in the financial statements and has concluded, that all such events that would require recognition or disclosure have been recognized or disclosed.

Note 9 — Subsequent Events
The Company has evaluated subsequent events and transactions that occurred up to the date unaudited condensed financial statements were available to be issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

Promissory Note
On July 15, 2021, the Company issued a promissory note (the “Working Capital Note”) to the Sponsor providing for borrowings by the Company in an aggregate principal amount of up to $500,000. The Working Capital Note was issued to allow for borrowings from time to time by the Company for working capital expenses. The Working Capital Note (i) bears no interest, (ii) is due and payable upon the earlier of (a) February 19, 2023 and (b) the date that Pathfinder consummates an initial business combination and (iii) may be prepaid at any time. As of August 13, 2021, there was no amount outstanding under the Working Capital Note.
Proposed Business Combination
On July 15, 2021, the Company entered into a Business Combination Agreement (the “Original Business Combination Agreement”), by and among the Company, ServiceMax, Inc., a Delaware corporation (“ServiceMax”), and Stronghold Merger Sub, Inc., a Cayman Islands exempted company incorporated with limited liability and a wholly owned subsidiary of ServiceMax. On August 11, 2021, the Company, ServiceMax and Serve Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“Serve Merger Sub”), entered into an Amended and Restated Business Combination Agreement, (the “Business Combination Agreement”), amending and restating the Original Business Combination Agreement to provide that, among other things, (i) the Company will acquire in a tax-free
reorganization all of the equity securities of ServiceMax and (ii) the Company intends to transfer by way of continuation from the Cayman Islands to Delaware and domesticate as a Delaware corporation in accordance with Section 388 of the DGCL and Part XII of the Cayman Islands Companies Act (as revised), pursuant to which the Company’s jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the “Domestication”).
In connection with the Domestication, on the date on which the Closing occurs (the “Closing Date”) prior to the Effective Time (as defined in the Business Combination Agreement): (i) the Company’s name will change to “ServiceMax, Inc.” (the Company upon and after the consummation of the Domestication being referred to herein as “New SM”), (ii) each issued and outstanding Class A ordinary share, par value $0.0001 per share (the
“Class A ordinary shares”), and each issued and outstanding Class B ordinary share, par value $0.0001 per share (the “Class B ordinary shares”), of the Company will be converted into one share of common stock, par value $0.00001 per share, of New SM (the “New SM Common Stock”); (iii) each issued and outstanding whole warrant to purchase Class A ordinary shares of the Company will automatically represent the right to purchase one share of New SM Common Stock at an exercise price of $11.50 per share on the terms and conditions set forth in the the Company warrant agreement;
(iv) the governing documents of the Company will be amended and restated and become the certificate of incorporation and the bylaws of New SM; and in connection with clauses (ii) and (iii) of this paragraph, each issued and outstanding Unit of the Company that has not been previously separated into the underlying Class A ordinary shares of the Company and the underlying warrants of the Company prior to the Domestication will be cancelled and will entitle the holder thereof to one share of New SM Common Stock and one-fifth
of one warrant representing the right to purchase one share of New SM Common Stock at an exercise price of $11.50 per share on the terms and subject to the conditions set forth in the the Company warrant agreement.
In accordance with the terms and subject to the conditions of the Business Combination Agreement, at the Effective Time, (i) each share of common stock of ServiceMax (having been distributed to the former vested equityholders of ServiceMax’s parent pursuant to certain pre-closing
reorganization transactions) will be exchanged for shares of New SM Common Stock, based on an implied ServiceMax pre-transaction
equity value of $1.425 billion, subject to adjustment which would subtract (a) the amount of the cash payments being made to holders of vested profits interests of Parent pursuant to the pre-closing
reorganization transactions and (b) the employer portion of any payroll, social security, employment or similar taxes payable in connection with the vesting or settlement of any vested profits interests and cash awards of Parent, and (ii) each equity award with respect to ServiceMax common stock pursuant to the ServiceMax Inc. 2021 Rollover Incentive Plan outstanding as of immediately prior to the Effective Time (including the equity awards issued to holders of unvested equity awards of Parent pursuant to the
pre-closing
reorganization transactions) will be converted into the right to receive New SM Common Stock in lieu of common stock of ServiceMax.
Strategic Investment
In connection with the Business Combination Agreement, Pathfinder and ServiceMax entered into subscription agreements with certain investors (the “Strategic Investors”), pursuant to which the Strategic Investors agreed to subscribe for and purchase, and Pathfinder agreed to issue and sell to the Strategic Investors an aggregate of up to

1,037,500
shares of Class A common stock (the “Strategic Shares”) for a purchase price of $
10.00
per share, for expected aggregate gross proceeds of
up to
$
10,375,000
.